Segment Reporting (Revenues by Service Offering by Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Southwest
Segment Reporting Information [Line Items]
Revenues									177.9	186.2	109.5
Rocky Mountains
Segment Reporting Information [Line Items]
Revenues									216.4	179.7	127.0
Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues									149.7	129.4	84.0
Completion revenues
Segment Reporting Information [Line Items]
Revenues									315.9	273.9	154.6
Completion revenues | Southwest
Segment Reporting Information [Line Items]
Revenues									122.9	117.6	62.8
Completion revenues | Rocky Mountains
Segment Reporting Information [Line Items]
Revenues									122.4	91.6	52.2
Completion revenues | Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues									70.6	64.7	39.6
Intervention revenues
Segment Reporting Information [Line Items]
Revenues									126.0	115.7	95.6
Intervention revenues | Southwest
Segment Reporting Information [Line Items]
Revenues									34.3	42.3	30.9
Intervention revenues | Rocky Mountains
Segment Reporting Information [Line Items]
Revenues									45.8	42.1	42.0
Intervention revenues | Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues									45.9	31.3	22.7
Production revenues
Segment Reporting Information [Line Items]
Revenues									102.1	105.7	70.3
Production revenues | Southwest
Segment Reporting Information [Line Items]
Revenues									20.7	26.3	15.8
Production revenues | Rocky Mountains
Segment Reporting Information [Line Items]
Revenues									48.2	46.0	32.8
Production revenues | Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues									$ 33.2	$ 33.4	$ 21.7